Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturity of:
Time Deposits Less than $100, 3 months or less	$ 64,055	$ 111,321
Time Deposits Less than $100, 3 months - 6 months	56,166	111,476
Time Deposits Less than $100, 6 months - 12 months	88,083	154,798
Time Deposits Less than $100, 1 year - 2 years	82,638	85,628
Time Deposits Less than $100, 2 years - 3 years	13,697	13,552
Time Deposits Less than $100, 3 years - 4 years	62,696	8,660
Time Deposits Less than $100, 4 years - 5 years	24,234	37,624
Time Deposits Less than $100, Over 5 years	2,011	2,232
Time Deposits Less than $100, Total	393,580	525,291
Time Deposits $100 or More, 3 months or less	81,606	71,617
Time Deposits $100 or More, 3 months - 6 months	46,268	123,045
Time Deposits $100 or More, 6 months - 12 months	83,164	94,025
Time Deposits $100 or More, 1 year - 2 years	76,695	91,076
Time Deposits $100 or More, 2 years - 3 years	39,203	21,204
Time Deposits $100 or More, 3 years - 4 years	31,836	11,614
Time Deposits $100 or More, 4 years - 5 years	21,608	32,396
Time Deposits $100 or More, Over 5 years	873	828
Time Deposits $100 or More, Total	$ 381,253	$ 445,805